Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	May 19, 2023
Registrant Name	dei_EntityRegistrantName	PIMCO ETF TRUST
CIK	dei_EntityCentralIndexKey	0001450011
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 19, 2023
Effective Date	dei_DocumentEffectiveDate	May 19, 2023
Prospectus Date	rr_ProspectusDate	May 19, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
PIMCO Multisector Bond Active Exchange-Traded Fund | PIMCO Multisector Bond Active Exchange-Traded Fund
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PYLD